Fair Value of Financial Instruments - Recurring Measurements (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Assets
Investments in available-for-sale securities	$ 5,303	$ 5,173
Fair Value, Measurements, Recurring
Assets
Investments in available-for-sale securities	5,303	5,173
Total	5,303	5,173
Quoted Prices in Active Markets for Identical Assets (Level I) | Fair Value, Measurements, Recurring
Assets
Investments in available-for-sale securities	5,303	5,173
Total	$ 5,303	$ 5,173